Triple-Net Lease Arrangements (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2015
Leases [Abstract]
Straight-line rent receivables, net	$ 766	$ 766	$ 473		$ 541
Allowance for straight-line rent receivable	58,000	58,000	37,800		$ 81,000
Straight-line rent allowance expense		$ 21,400	$ 16,100	$ 14,300
Payment for settlement of loan guarantee	$ 10,000